UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and Cash Equivalents, at Carrying Value	$ 526,765	$ 317,959
Restricted Cash	27,806	28,106
Short-Term Investments	29,831	0
Mortgage loans held for sale, at fair value	160,025	248,826
Other Receivables	10,449	16,285
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	17,806	30,504
Operating Lease, Right-of-Use Asset	23,550	41,979
Intangible Assets, Net (Excluding Goodwill)	48,406	61,996
Goodwill	32,492	18,525
Derivative Asset	3,717	3,048
Prepaid Expense and Other Assets	56,208	66,572
Embedded Derivative, Fair Value of Embedded Derivative Asset	0	236,603
Loan Commitment, Asset	0	16,119
Total Assets	937,055	1,086,522
Liabilities [Abstract]
Warehouse Agreement Borrowings	73,536	144,049
Post-Closing Convertible Notes (issued to a related party. See Note 10)	513,001	0
Bridge Loan	0	750,000
Long-Term Line of Credit	0	144,403
Contract with Customer, Liability, Current	9,908	0
Accounts Payable and Accrued Liabilities	103,435	88,983
Escrow Payable	3,153	8,001
Derivative Liability	1,678	1,828
Warrants and Rights Outstanding	0	3,096
Warrant and equity related liabilities, at fair value	1,527	0
Operating Lease, Liability	33,307	60,049
Other liabilities (includes $460 and $440 payable to related parties as of September 30, 2023 and December 31, 2022, respectively)	40,278	59,933
Total Liabilities	779,823	1,260,342
Commitments and Contingencies
Convertible preferred stock	0	436,280
Equity, Attributable to Parent [Abstract]
Common stock	74	10
Stockholders' Equity Note, Subscriptions Receivable	(10,404)	(53,900)
Additional paid-in capital	1,826,848	626,628
Retained earnings	(1,656,856)	(1,181,415)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(2,430)	(1,423)
Equity, Attributable to Parent, Total	157,232	(610,100)
Liabilities and Equity, Total	$ 937,055	$ 1,086,522